PROSPECTUS SUPPLEMENT
PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Pruco Life of New Jersey Variable Appreciable Account

Supplement dated January 14, 2022,
to
Prospectuses dated May 1, 2021,
for
PruLife® Custom Premier II Contracts

This supplement should be read and retained with the current prospectus for your variable life insurance Contract. This supplement is intended to update certain information in the prospectus for your variable life insurance Contract. If you would like another copy of the current prospectus, please contact us at (800) 778-2255.

The S&P 500® Indexed Account Rider is no longer available to Contracts applied for on or after February 14, 2022.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS

PRODUCTSUP153
CP219